Nationwide Life Insurance Company • Nationwide Provident VA Separate Account –1 • Nationwide Provident VLI Separate Account –1	Nationwide Life and Annuity Insurance Company • Nationwide Provident VA Separate Account –A • Nationwide Provident VLI Separate Account –A

Prospectus supplement dated July 12, 2011

to Prospectus dated May 1, 2011;

Prospectus dated May 1, 2000 (Special Product NLICA, Survivor Options Plus NLICA, Survivor Options VL NLACA);

Prospectus dated May 1, 2001 (Options VIP NLACA, Options VIP NLACA, VIP Premier DCA NLICA, VIP Premier DCA NLACA);

Prospectus dated May 1, 2002 (Market Street VIP/2 Annuity NLICA, VIP Extra Credit NLICA, VIP Extra Credit NLACA);

Prospectus dated May 1, 2008 (Market Street VIP/2 Annuity NLACA, Survivor Options Elite NLACA, Survivor Options Elite NLACA, Survivor Options Premier NLACA, Options Premier NLACA, Survivor Options Premier NLACA)

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
On or about July 20, 2011, or as soon thereafter as reasonably practicable, the Nationwide Variable Account Trust ("NVIT") – NVIT Multi-Manager Small Cap Value Fund: Class IV will remove Aberdeen Asset Manager, Inc. as a sub-advisor.  After the change is effective, the sub-advisors for the NVIT – NVIT Multi-Manager Small Cap Value Fund: Class IV will be Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.

2.
On or about July 20, 2011, or as soon thereafter as reasonably practicable, the Nationwide Variable Account Trust ("NVIT") – NVIT Multi-Manager Small Company Fund: Class IV will remove Aberdeen Asset Manager, Inc., and Waddell & Reed Investment Management Company as sub-advisors and add OppenheimerFunds Inc. will be added as a sub-advisor.  After the change is effective, the sub-advisors for the NVIT – NVIT Multi-Manager Small Company Fund: Class IV will be Morgan Stanley Investment Management, Neuberger Berman Management, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC.